Segment Information (Tables)	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Schedule of Geographic Area Information
a.
Geographic Area Information:

	Israel	Canada	U.S.A.	Other	Consolidated
Year ended March 31, 2023 and as of
March 31, 2023:
Net sales *	$46,142	$136,242	$363,065	$27,503	$572,952
Long-lived assets **	$108,213	$57,357	$98,958	$6,426	$270,954
Year ended March 31, 2022 and as of
March 31, 2022:
Net sales *	$47,915	$130,066	$376,677	$6,689	$561,347
Long-lived assets **	$117,913	$101,387	$31,191	$8,355	$258,846
Year ended March 31, 2021 and as of
March 31, 2021:
Net sales *	$46,574	$110,167	$383,829	$8,400	$548,970
Long-lived assets **	$122,983	$61,027	$35,455	$—	$219,465

* Based on customer’s location, including sales to unaffiliated customers and Sun.

** Includes property, plant and equipment, net; goodwill and intangible assets, net.

Schedule of Sales by Therapeutic Category
c.
Sales by therapeutic category, as a percentage of total net sales for the years ended March 31, 2023, 2022, and 2021, were as follows:

	Year ended March 31,
Category	2023	2022	2021
Dermatological and topical	68%	60%	58%
Neuropsychiatric	9%	13%	16%
Allergy	2%	*	*
Cardiovascular	6%	6%	7%
Anti-inflammatory	3%	3%	3%
Other	12%	18%	16%
Total	100%	100%	100%

* New therapeutic category for 2023.